Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,044,250
Previously Paid Amount	0.00
Total Fee Amount	5,668.21
Total Offset Amount	0.00
Net Fee	5,668.21
Narrative - Max Aggregate Offering Price	$ 41,044,250
Final Prospectus	true